Dominion Energy Gas Holdings, LLC Consolidated Statements of Equity (Unaudited) - USD ($) $ in Millions	Total	AOCI	Parent [Member]	Noncontrolling Interest	Dominion Energy Gas Holdings, LLC	Dominion Energy Gas Holdings, LLC Predecessor Equity	Dominion Energy Gas Holdings, LLC Member Units	Dominion Energy Gas Holdings, LLC AOCI	Dominion Energy Gas Holdings, LLC Parent [Member]		Dominion Energy Gas Holdings, LLC Noncontrolling Interest
Beginning balance at Dec. 31, 2017					$ 8,495	$ 1,361	$ 4,261	$ (98)	$ 5,524		$ 2,971
Cumulative-effect of changes in accounting principles	$ 6	$ (1,023)	$ (121)	$ 127	3		29	(26)	3
Net income	1,806				454	137	317		454		130
Sale of Dominion Energy Midstream common units	4			4	4						4
Remeasurement of noncontrolling interest in Dominion Energy Midstream			375	(375)		375			375		(375)
Dividends and distributions	(1,745)		(1,635)	(110)	(184)	(67)	(25)		(92)		(92)
Distributions to noncontrolling interest						(27)			(27)		27
Equity contributions from Dominion Energy					40	40			40
Other comprehensive income (loss), net of tax	163	162	162	1	17			16	16		1
Other	(13)		(13)
Ending balance at Sep. 30, 2018					8,959	1,819	4,582	(108)	6,293		2,666
Beginning balance at Jun. 30, 2018					8,761	1,788	4,446	(118)	6,116		2,645
Net income	854				191	55	136		191		51
Dividends and distributions	(591)		(546)	(45)	(59)	(28)			(28)		(31)
Distributions to noncontrolling interest						(1)			(1)		1
Equity contributions from Dominion Energy					5	5			5
Other comprehensive income (loss), net of tax	18	18	18		10			10	10
Ending balance at Sep. 30, 2018					8,959	1,819	4,582	(108)	6,293		2,666
Beginning balance at Dec. 31, 2018					8,865	1,804	4,566	(169)	6,201	[1]	2,664
Net income	349				460	205	255		460		90
Acquisition of public interest in Dominion Energy Midstream	(40)		1,181	(1,221)	(40)	1,181			1,181		(1,221)
Dividends and distributions	(2,290)		(2,224)	(66)	(589)	(457)			(457)		(132)
Other comprehensive income (loss), net of tax	(77)	(77)	(77)		(45)			(44)	(44)		(1)
Other	(13)		(13)
Ending balance at Sep. 30, 2019					8,741	2,733	4,821	(213)	7,341		1,400
Beginning balance at Jun. 30, 2019					8,829	2,859	4,729	(186)	7,402		1,427
Net income	975				151	59	92		151		24
Dividends and distributions	(778)		(755)	$ (23)	(240)	(189)			(189)		(51)
Other comprehensive income (loss), net of tax	(94)	$ (94)	(94)		(27)			(27)	(27)
Other	$ (14)		$ (14)		4	4			4
Ending balance at Sep. 30, 2019					$ 8,741	$ 2,733	$ 4,821	$ (213)	$ 7,341		$ 1,400

[1]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.